PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.7%
Asset-Backed Securities — 22.7%
Automobiles — 1.4%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D, 144A
6.315%	05/17/32	271	$274,745
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	417	414,446
Series 2023-04A, Class A, 144A
5.490%	06/20/29	6,700	6,893,224
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,600	1,654,782
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	352	351,881
Exeter Automobile Receivables Trust,
Series 2021-02A, Class D
1.400%	04/15/27	7	6,969
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class C, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.539%(c)	05/20/32	254	256,743
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	244	243,442
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	797,602
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,339,480
Series 2025-01A, Class A, 144A
5.360%	04/16/35	3,900	4,025,269
Series 2025-01A, Class B, 144A
5.560%	10/15/35	5,800	5,974,161
Series 2025-01A, Class C, 144A
5.760%	10/15/35	3,200	3,283,117
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class C, 144A
5.141%	01/18/33	4,250	4,268,501
Santander Drive Auto Receivables Trust,
Series 2024-02, Class D
6.280%	08/15/31	500	516,242
Series 2025-01, Class D
5.430%	03/17/31	4,000	4,059,612
			34,360,216
Collateralized Loan Obligations — 16.6%
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1RR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.525%(c)	07/20/34	7,000	7,013,159
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.855%(c)	04/20/37	15,000	15,061,500
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.748%(c)	07/15/37	8,500	8,538,221
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
5.662%(c)	01/22/38		1,000	$1,004,132
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.796%(c)	04/15/32	EUR	6,125	7,185,509
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.442%(c)	04/15/39	EUR	5,550	6,546,857
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.068%(c)	07/15/30		633	632,643
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.838%(c)	07/15/37		7,500	7,548,020
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.615%(c)	10/20/35		1,000	1,001,500
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.665%(c)	01/20/38		1,000	1,002,983
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37		16,750	16,807,484
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.750%(c)	01/25/35		9,000	9,010,960
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	10/15/35	EUR	6,500	7,614,767
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	6,952,122
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.786%(c)	11/15/31	EUR	3,168	3,714,215
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.925%(c)	04/20/37		1,500	1,505,687
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37		16,000	16,053,584
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.675%(c)	10/20/37		17,500	17,567,149
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2022-07A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.822%(c)	01/17/37		19,000	$19,053,778
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.729%(c)	10/22/37		1,500	1,505,544
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.605%(c)	04/26/31		387	387,267
Hayfin Emerald CLO DAC (Ireland),
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.195%(c)	01/22/39	EUR	13,300	15,637,054
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.556%(c)	04/25/39	EUR	11,500	13,565,466
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)
5.445%(c)	04/20/34		2,000	2,002,932
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.274%(c)	10/19/38	EUR	11,500	13,489,652
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.678%(c)	01/26/38	EUR	10,000	11,748,972
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.848%(c)	04/15/37		14,000	14,070,351
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.528%(c)	03/15/38		1,000	1,000,945
Monument CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.369%(c)	04/15/38	EUR	17,000	19,976,414
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.699%(c)	07/15/31		700	700,150
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.685%(c)	10/19/38		9,500	9,537,287
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
6.125%(c)	01/20/38		10,250	10,292,745
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.838%(c)	04/15/37		5,700	$5,728,232
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37		12,000	12,040,217
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.649%(c)	01/18/38		9,500	9,538,046
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
5.265%(c)	05/21/34		15,750	15,768,805
Palmer Square European CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.749%(c)	10/15/39	EUR	12,000	14,074,511
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.759%(c)	10/15/34		7,000	7,016,173
Pikes Peak CLO (Cayman Islands),
Series 2022-10A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.032%(c)	01/22/38		10,000	10,038,698
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.415%(c)	06/20/34		3,250	3,255,040
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.718%(c)	01/15/38		1,000	1,004,230
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.617%(c)	04/20/31		1,582	1,584,411
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.603%(c)	05/07/31		633	633,778
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
6.115%(c)	01/20/37		6,500	6,514,978
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.876%(c)	07/15/36	EUR	8,750	10,288,611
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.645%(c)	01/26/31		702	702,225

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)
5.464%(c)	10/29/34		7,000	$7,008,814
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.195%(c)	01/20/36		4,500	4,512,233
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.518%(c)	07/15/34		8,750	8,750,000
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
5.492%(c)	02/25/38		1,500	1,501,721
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	07/15/34	EUR	8,000	9,394,233
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.515%(c)	01/20/37		12,000	12,023,269
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.691%(c)	07/18/31		123	123,062
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.550%(c)	04/25/31		535	535,198
				409,765,534
Consumer Loans — 1.0%
Affirm Master Trust,
Series 2025-02A, Class C, 144A
5.260%	07/15/33		7,400	7,453,670
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		316	322,775
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	294,801
Onemain Financial Issuance Trust,
Series 2025-01A, Class C, 144A
5.200%	07/14/38		2,700	2,731,631
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,437	1,412,276
Series 2023-01A, Class A, 144A
5.500%	06/14/38		5,500	5,687,035
Series 2023-02A, Class C, 144A
6.740%	09/15/36		700	723,442
Series 2023-02A, Class D, 144A
7.520%	09/15/36		800	826,316
Series 2024-01A, Class A, 144A
5.790%	05/14/41		2,700	2,856,611
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32	371	$370,069
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45	2,009	2,034,793
			24,713,419
Credit Cards — 0.2%
Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A
5.870%	12/20/32	4,400	4,430,920
Home Equity Loans — 2.1%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54	1,037	1,051,977
Series 2025-CES01, Class A1A, 144A
5.703%(cc)	02/25/55	278	281,020
Series 2025-CES02, Class A1, 144A
4.960%(cc)	07/26/55	2,672	2,670,297
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	3,655	3,683,951
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	2,375	2,403,805
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
7.197%(c)	10/25/31	107	119,121
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.089%(c)	03/20/54	316	318,146
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.989%(c)	05/20/54	103	103,668
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.589%(c)	10/20/54	260	260,132
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	601	606,855
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	1,359	1,381,417
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44	737	745,218
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	2,237	2,261,186
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45	2,596	2,626,587
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55	3,010	3,036,882
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55	5,556	5,611,933
Series 2025-CES08, Class A1A, 144A
5.148%(cc)	08/25/55	4,075	4,097,936

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	668	$678,112
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	250	252,035
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	246	248,714
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	815	825,440
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	2,892	2,896,162
Series 2024-CES05, Class A2, 144A
5.202%(cc)	09/25/64	1,750	1,750,176
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64	1,732	1,747,592
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	2,706	2,731,411
Series 2025-CES02, Class A1, 144A
5.348%(cc)	07/25/65	2,878	2,896,460
Series 2025-CES03, Class A1A, 144A
5.278%(cc)	08/25/65	3,959	3,981,084
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65	2,630	2,660,056
			51,927,373
Other — 1.1%
Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.724%(c)	10/16/28	2,700	2,707,721
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46	1,604	1,625,031
Series 2025-02A, Class A, 144A
5.320%	06/20/49	5,145	5,201,912
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55	406	395,285
Series 2023-04C, Class A, 144A
6.480%	03/20/57	499	489,096
Series 2024-01GS, Class A, 144A
6.250%	06/20/57	1,596	1,550,984
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A
4.250%	09/17/41	2,700	2,624,678
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.069%(c)	12/25/27	3,500	3,522,924
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59	980	978,327
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A
5.490%	10/30/59	549	536,527
Series 2024-03A, Class A2, 144A
5.880%	10/30/59	2,481	2,387,462
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.250%(c)	03/17/42		4,278	$4,286,077
				26,306,024
Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.581%(c)	10/25/34		371	357,150
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.026%(c)	11/25/60	EUR	86	98,504
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26^	EUR	1,028	911,092
				1,366,747
Student Loans — 0.2%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.806%(c)	06/25/47		1,276	1,279,908
Series 2024-EDU01, Class B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.956%(c)	06/25/47		761	761,474
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	413,031
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		444	431,946
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		473	451,022
Series 2019-A, Class R, 144A
0.000%	10/25/48		777	305,294
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		15	14,477
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56		574	586,188
Series 2024-D, Class A1A, 144A
5.380%	07/15/53		857	879,451
				5,122,791

Total Asset-Backed Securities (cost $546,998,446)				557,993,024

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 10.4%
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.650%(c)	04/15/42	2,240	$2,240,000
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	9,151	9,053,085
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,281	4,218,720
Series 2017-BNK06, Class A4
3.254%	07/15/60	845	832,204
Series 2017-BNK08, Class A3
3.229%	11/15/50	2,016	1,985,389
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,446,976
Series 2020-BN29, Class A3
1.742%	11/15/53	988	871,794
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	879	875,365
BANK5,
Series 2024-05YR9, Class A3
5.614%	08/15/57	8,400	8,742,555
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,139,021
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	491,882
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	408,583
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,460,274
Series 2019-C03, Class A3
3.319%	05/15/52	3,250	3,154,534
Series 2019-C04, Class A4
2.661%	08/15/52	2,603	2,475,714
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
6.405%(c)	10/15/37	5,000	4,998,437
Series 2024-05C27, Class A3
6.014%	07/15/57	3,500	3,682,545
Series 2024-C24, Class XB, IO
1.571%(cc)	02/15/57	27,150	2,410,852
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,091	3,035,014
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,580,632
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	882,378
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,333,133
Series 2023-B40, Class A2
6.930%	12/15/56	2,677	2,832,745
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,235,346
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	$6,289,942
Series 2023-V04, Class A3
6.841%(cc)	11/15/56	5,900	6,267,080
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	6,400	6,760,964
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.700%(c)	06/15/42	800	803,342
BMO Mortgage Trust,
Series 2024-5C05, Class XB, IO
0.509%(cc)	02/15/57	188,084	2,583,428
BPR Trust,
Series 2023-BRK02, Class A, 144A
7.146%(cc)	10/05/38	2,300	2,417,953
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
6.461%(c)	11/15/38	2,614	2,610,273
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)
5.841%(c)	08/15/39	3,183	3,189,032
Series 2024-MDHS, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
5.791%(c)	05/15/41	2,574	2,577,223
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
6.800%(c)	08/15/42	1,917	1,920,762
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)
5.594%(c)	04/15/40	3,384	3,390,686
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.850%(c)	01/15/39	4,500	4,494,375
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
5.300%(c)	02/15/35	4,600	4,589,937
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
5.294%(c)	03/15/30	6,744	6,728,947
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,430,412
Series 2019-CD08, Class A3
2.657%	08/15/57	1,909	1,783,037
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	4,040	3,816,918
Citigroup Commercial Mortgage Trust,
Series 2016-P05, Class A3
2.684%	10/10/49	2,067	2,042,012
Series 2020-GC46, Class A2
2.708%	02/15/53	1,126	1,108,645

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,423	$2,392,884
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,758,082
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,100	1,159,267
Series 2024-277P, Class X, IO, 144A
0.894%(cc)	08/10/44	3,600	91,637
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,325,543
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	4,857	4,755,302
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	2,982,421
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053, Class X1, IO
1.018%(cc)	12/25/25	53,861	68,092
Series K055, Class X1, IO
1.469%(cc)	03/25/26	11,542	44,721
Series KG03, Class X1, IO
1.468%(cc)	06/25/30	28,627	1,480,491
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.600%(c)	12/15/39	2,200	2,200,688
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A
5.372%(cc)	08/10/41	4,800	4,853,341
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2
3.164%	05/10/50	3,141	3,101,483
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,719,510
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	1,027,148
Series 2017-C05, Class A4
3.414%	03/15/50	1,116	1,100,446
Series 2017-C07, Class A4
3.147%	10/15/50	3,511	3,445,927
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	920	913,163
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	2,000	461,470
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,737,500
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,708,395
Series 2017-HR02, Class A3
3.330%	12/15/50	5,446	5,353,193
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-L03, Class A3
2.874%	11/15/52	1,039	$990,120
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,175,159
Series 2023-02, Class A2
6.890%	12/15/56	4,400	4,649,197
New York City Housing Development Corp.,
Series 2024-08SPR, Class A
5.458%	12/15/43	8,530	8,739,980
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.562%(cc)	03/11/41	5,600	5,725,910
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	4,100	4,224,295
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	1,230	1,277,537
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	2,760	2,879,030
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	138,267
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,829	1,797,782
Series 2017-C07, Class A3
3.418%	12/15/50	3,938	3,882,907
Series 2018-C10, Class A3
4.048%	05/15/51	1,880	1,870,241
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,466,641
Wells Fargo Commercial Mortgage Trust,
Series 2016-C32, Class A3
3.294%	01/15/59	136	136,006
Series 2016-C34, Class A3
2.834%	06/15/49	6,500	6,462,359
Series 2016-C35, Class A3
2.674%	07/15/48	2,997	2,969,350
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,349,707
Series 2019-C54, Class A3
2.892%	12/15/52	1,152	1,091,277
Series 2025-05C3, Class A3
6.096%	01/15/58	8,000	8,485,796

Total Commercial Mortgage-Backed Securities (cost $257,044,741)			255,184,411
Corporate Bonds — 32.3%
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,436,196
3.400%	04/15/30	385	370,777

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	8,400	$8,337,219
2.750%	02/01/26	2,140	2,126,883
2.950%	02/01/30	30	28,239
3.250%	02/01/28	1,700	1,661,422
3.375%	06/15/46	1,375	980,562
3.900%	05/01/49	1,230	926,276
3.950%	08/01/59	1,450	1,041,125
5.805%	05/01/50	1,900	1,898,357
5.930%	05/01/60	1,600	1,602,019
6.875%	03/15/39	20	22,644
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	75	75,046
6.750%	06/15/33	865	902,602
7.500%	02/01/29	60	62,472
7.875%	04/15/27	582	583,251
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	19,625
3.500%	04/01/27	30	29,868
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	37,969
4.400%	06/15/28	37	37,239
4.400%	06/15/28	15	15,091
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,484
4.500%	05/15/36	30	29,330
RTX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,961
			23,235,657
Agriculture — 0.9%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	34,549
3.875%	09/16/46	10	7,648
4.400%	02/14/26	43	42,963
5.950%	02/14/49	30	30,686
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,499,228
2.726%	03/25/31	10	9,119
3.462%	09/06/29	10	9,677
3.557%	08/15/27	422	417,359
4.390%	08/15/37	3,000	2,740,241
4.540%	08/15/47	14	11,653
5.834%	02/20/31	1,260	1,332,261
6.343%	08/02/30	960	1,034,761
7.750%	10/19/32	1,500	1,748,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	311	$326,274
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	39,536
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	07/01/35	2,530	2,578,742
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/26	25	25,049
5.000%	11/17/25	10	10,006
5.125%	02/15/30	6,085	6,288,674
5.500%	09/07/30	2,125	2,234,705
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	533	554,301
			20,976,356
Airlines — 0.4%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	49,475
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,107	1,084,409
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	31	29,945
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,715
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	2	1,625
4.750%	10/20/28	4,455	4,471,394
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,396,429
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	35	34,046
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	45	41,427
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29(a)	48	49,022
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27(a)	7	7,019
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	823,566

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
4.625%	04/15/29	195	$192,104
			10,190,176
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	675	617,212
Auto Manufacturers — 1.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
4.500%	08/11/30	5,295	5,284,872
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	8,734
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	1,740	1,711,000
2.900%	02/16/28	275	261,413
3.375%	11/13/25	725	723,606
5.113%	05/03/29	1,745	1,732,755
5.125%	11/05/26	735	737,590
5.800%	03/08/29	2,230	2,263,288
5.850%	05/17/27	1,000	1,012,625
6.950%	03/06/26	400	402,865
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,365	1,326,757
5.150%	04/01/38	65	62,235
General Motors Financial Co., Inc.,
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,970
Sr. Unsec’d. Notes
2.350%	01/08/31	20	17,719
2.400%	04/10/28	1,065	1,016,052
2.400%	10/15/28	1,180	1,116,335
2.700%	08/20/27	38	36,933
3.100%	01/12/32	20	18,014
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25	40	39,957
2.375%	10/15/27	15	14,433
5.400%	06/23/32	1,535	1,578,638
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	14,200
5.300%	01/08/30	7,210	7,404,589
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	148,359
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	52,109
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	23,802
1.900%	04/06/28	50	47,594
2.150%	02/13/30	10	9,212
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.650%	03/25/32	3,260	$3,362,214
6.200%	11/16/28	4,000	4,184,384
			34,617,254
Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	520	520,207
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.150%	05/01/52	20	15,103
4.650%	09/13/29	1,779	1,795,550
5.150%	09/13/34	1,320	1,307,771
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	150	154,815
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	350	349,809
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	299,170
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	265	267,302
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33	160	163,565
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,725	3,729,904
			8,603,196
Banks — 7.9%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,034,573
Sub. Notes
2.749%	12/03/30	1,000	906,745
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	2,280	2,309,643
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	44,104
2.299%(ff)	07/21/32	20	17,738
2.572%(ff)	10/20/32	10	8,965
2.687%(ff)	04/22/32	2,565	2,336,427
3.419%(ff)	12/20/28	10	9,842
5.288%(ff)	04/25/34	7,795	8,064,030
5.819%(ff)	09/15/29	7,630	7,977,414
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	733,323
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	44,635
1.922%(ff)	10/24/31	20	17,755

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.496%(ff)	02/13/31	92	$85,133
3.824%(ff)	01/20/28	3,410	3,394,417
3.974%(ff)	02/07/30(a)	685	679,947
4.078%(ff)	04/23/40	2,340	2,084,470
4.271%(ff)	07/23/29	945	947,877
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,575,222
Sub. Notes, Series L, MTN
4.183%	11/25/27	50	50,031
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	14,858
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	1,245	1,217,122
4.837%(ff)	09/10/28	1,200	1,212,340
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	710	703,507
1.904%(ff)	09/30/28	2,200	2,095,037
2.871%(ff)	04/19/32	1,815	1,648,199
Sub. Notes, 144A
5.906%(ff)	11/19/35	4,325	4,471,005
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	2,595	2,533,393
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	300	294,968
Sub. Notes, 144A, MTN
4.875%	04/01/26	380	380,384
Capital One NA,
Sr. Unsec’d. Notes
4.250%	03/13/26	1,150	1,149,786
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	1,000	999,956
5.750%	05/05/26	600	604,961
5.875%	04/30/29	800	842,835
Citigroup, Inc.,
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	3,430	3,538,086
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	890	885,611
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,880	1,862,186
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	25	24,427
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	875	788,646
2.572%(ff)	06/03/31	70	64,389
2.666%(ff)	01/29/31	1,225	1,138,617
2.976%(ff)	11/05/30	20	18,937
3.057%(ff)	01/25/33	10	9,110
3.668%(ff)	07/24/28	30	29,729
3.785%(ff)	03/17/33	1,160	1,101,769
3.887%(ff)	01/10/28	1,725	1,718,461
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.980%(ff)	03/20/30		35	$34,581
4.542%(ff)	09/19/30		8,000	8,037,233
5.174%(ff)	02/13/30		2,475	2,539,831
Sub. Notes
4.450%	09/29/27		2,735	2,745,991
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29		5,175	5,272,021
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	110,934
Sub. Notes
3.742%(ff)	01/07/33		2,415	2,224,935
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		4,000	4,214,198
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		300	318,000
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	930,701
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	48,831
1.992%(ff)	01/27/32		20	17,644
2.383%(ff)	07/21/32		1,480	1,320,128
2.600%	02/07/30		35	32,784
2.615%(ff)	04/22/32		4,715	4,274,042
2.650%(ff)	10/21/32		10	8,994
2.908%(ff)	07/21/42		25	18,450
3.436%(ff)	02/24/43		35	27,572
3.691%(ff)	06/05/28		50	49,637
3.814%(ff)	04/23/29		1,080	1,070,562
3.850%	01/26/27		1,765	1,760,437
6.484%(ff)	10/24/29		3,230	3,437,423
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
6.325%(c)	10/28/27		21	21,314
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		20	18,560
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26		85	84,466
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		545	573,451
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
6.114%(ff)	09/11/34(a)		870	939,023
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.730%(c)	01/01/26(oo)		1,350	1,355,469
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(oo)		1,860	1,838,017
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26		20	19,910
1.578%(ff)	04/22/27		785	773,531
1.953%(ff)	02/04/32		130	114,920

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.069%(ff)	06/01/29	50	$47,419
2.545%(ff)	11/08/32	1,135	1,018,311
2.580%(ff)	04/22/32	1,775	1,613,278
2.947%(ff)	02/24/28	1,715	1,687,787
3.300%	04/01/26	1,110	1,105,741
3.782%(ff)	02/01/28	1,235	1,229,503
3.897%(ff)	01/23/49	10	8,071
3.960%(ff)	01/29/27	930	928,874
3.964%(ff)	11/15/48	985	804,969
4.005%(ff)	04/23/29	1,200	1,196,337
4.452%(ff)	12/05/29	17	17,130
4.946%(ff)	10/22/35(a)	5,000	5,042,339
5.581%(ff)	04/22/30	2,050	2,140,934
Sub. Notes
2.956%(ff)	05/13/31	155	145,349
4.125%	12/15/26	40	40,036
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	360	364,615
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	860	888,470
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	14,678
2.239%(ff)	07/21/32	5,518	4,872,206
2.699%(ff)	01/22/31	2,640	2,466,676
4.431%(ff)	01/23/30	1,340	1,346,401
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	884,842
1.928%(ff)	04/28/32	193	168,398
2.511%(ff)	10/20/32	1,590	1,417,514
2.943%(ff)	01/21/33	1,470	1,337,387
3.125%	07/27/26	2,725	2,704,797
5.250%(ff)	04/21/34	8,555	8,818,260
5.831%(ff)	04/19/35	965	1,028,383
Sub. Notes
2.484%(ff)	09/16/36	20	17,382
Sub. Notes, GMTN
4.350%	09/08/26	756	757,376
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	2,390	2,475,549
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,162,145
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,500	1,344,098
3.337%(ff)	01/21/33	1,330	1,209,085
5.519%(ff)	01/19/28	2,390	2,421,086
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	4,215	4,304,084
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	49,450
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	995	$1,077,846
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	29,038
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	24,944
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,564,458
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	1,225	1,126,210
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,087,826
5.389%(ff)	04/24/34	12,985	13,491,704
6.303%(ff)	10/23/29	3,690	3,909,023
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	58,324
2.572%(ff)	02/11/31	3,525	3,275,930
Sub. Notes, MTN
4.100%	06/03/26	20	19,970
			193,648,433
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	30,500
4.900%	02/01/46	4,294	3,991,691
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	29,213
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,698
1.650%	06/01/30	10	8,989
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	65,487
			4,134,578
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53	15	13,389
5.150%	11/15/41	16	15,540
5.600%	03/02/43	3,180	3,219,049
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	6,455
2.950%	03/01/27	7	6,903
4.750%	03/01/46	10	9,195
			3,270,531

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.3%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	1,250	$1,208,696
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	12,973
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,795	2,873,714
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	675	659,813
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	17,707
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27	1,470	1,501,809
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	960	994,648
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	180	187,059
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,045	1,045,197
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	14,491
			8,516,107
Chemicals — 0.8%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,400	1,466,053
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	214	90,725
4.500%	01/31/30	271	102,492
8.500%	01/12/31	3,385	1,341,137
Celanese US Holdings LLC,
Gtd. Notes
6.850%	11/15/28	700	726,286
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	621,399
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	2,610	2,631,268
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	2,810	2,654,824
5.650%	05/18/33(a)	705	704,565
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	35	35,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
3.375%	10/01/40		60	$44,323
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	795,059
5.250%	01/15/45		305	288,423
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		1,230	1,154,662
6.750%	05/02/34		1,385	1,507,919
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28(a)		1,950	2,046,101
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	457,470
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	18,343
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		420	421,165
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,423,785
				19,530,999
Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,274,156
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		620	579,368
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	212,213
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		1,515	1,574,539
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	918,749
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		770	897,977
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	143,069
3.200%	08/15/29		30	28,497
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		585	607,712
7.250%	06/15/33		260	271,652

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29	60	$60,266
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32	310	314,518
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	50	46,319
3.875%	02/15/31	392	370,739
4.875%	01/15/28	1,200	1,196,958
5.250%	01/15/30(a)	475	477,987
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)	1,690	1,595,757
			10,570,476
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	39,514
1.400%	08/05/28	29	27,184
1.650%	02/08/31	55	48,736
2.375%	02/08/41	40	28,793
2.950%	09/11/49	25	17,122
3.350%	02/09/27	70	69,612
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	230	228,078
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	966	1,045,916
			1,504,955
Diversified Financial Services — 0.7%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,801
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,102,420
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,960
Sub. Notes
2.359%(ff)	07/29/32	45	38,835
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	18,795
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	34,583
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32	450	471,533
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28	3,170	$3,383,644
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34	2,155	2,226,414
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	13,363
3.850%	03/26/50	20	16,027
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	75,721
5.500%	08/15/28	805	805,000
6.000%	01/15/27	275	275,000
6.500%	08/01/29	125	128,232
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	462,036
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	965	1,017,086
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	552,776
6.625%	05/15/29	665	684,370
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,850	1,791,342
7.875%	12/15/29	610	647,471
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	419,448
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	2,510	2,461,037
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	11/15/25	800	800,110
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	8,614
			17,448,618
Electric — 2.0%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	77,534
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	34,671
2.450%	01/15/31	15	13,437
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30	5	4,825

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	305	$243,581
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	34,755
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	45,174
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,966
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	21,850
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	22,456
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,481
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.250%	10/15/50	20	16,359
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	594,398
5.000%	02/01/31	1,575	1,569,999
5.125%	03/15/28	2,000	2,000,538
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	33,938
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,841
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,305,284
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,803
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	12,214
4.300%	12/01/56	235	189,669
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,832,792
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	10/01/25	15	15,000
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,609
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	9,181
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	$39,995
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,606
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	44,783
2.500%	12/01/29	75	70,568
3.850%	11/15/42	25	20,647
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,344
5.400%	04/01/53	3,500	3,417,993
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	27,387
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	44,104
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,418,454
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	105,319
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	18,128
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	895	920,543
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	209	223,695
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,959	2,096,737
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	1,762	1,812,287
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	39,138
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,979
4.050%	04/15/30	25	24,732
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	4	3,540
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	273,270
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,236

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.150%	10/01/49	36	$25,082
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	89,959
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,253,482
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	48,968
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	668,794
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,625,436
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,444
3.650%	04/15/29	20	19,715
3.650%	08/01/48	20	15,252
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	1,009,972
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	20	19,743
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	14,181
2.250%	06/01/30	20	18,258
2.440%	01/15/32	11	9,721
3.000%	01/15/52	58	37,252
Northern States Power Co.,
First Mortgage
2.250%	04/01/31	10	9,065
2.600%	06/01/51	4	2,493
3.600%	09/15/47	10	7,636
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	100	92,441
3.875%	02/15/32	625	576,340
5.250%	06/15/29	200	199,501
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	325	354,825
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	285	283,375
2.450%	12/02/27	1,245	1,193,475
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	25	23,236
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31	5	4,327
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	5	3,118
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	$9,616
3.750%	08/15/42		50	38,006
4.000%	12/01/46		15	11,317
4.450%	04/15/42		5	4,185
4.750%	02/15/44		75	64,197
4.950%	07/01/50		2,645	2,278,739
Sr. Sec’d. Notes
3.250%	06/01/31		1,650	1,518,230
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	257,902
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	16,082
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	324	340,809
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		225	231,617
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,456
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	101,292
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34		4,500	4,647,693
First Mortgage, Series 34
3.200%	03/01/50		5	3,429
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		45	24,485
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30		35	30,704
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		45	44,261
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		20	16,209
5.350%	05/15/35		40	41,198
First Mortgage, Series WWW
2.950%	08/15/51		5	3,254
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30		10	8,828
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48		5	3,861
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		20	19,823

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	35	$31,380
2.850%	08/01/29	40	37,475
3.650%	02/01/50	25	17,495
First Mortgage, Series 20A
2.950%	02/01/51	5	3,062
First Mortgage, Series A
4.200%	03/01/29	20	19,761
First Mortgage, Series G
2.500%	06/01/31	10	8,855
First Mortgage, Series H
3.650%	06/01/51	5	3,454
First Ref. Mortgage
5.500%	03/15/40	10	9,810
First Ref. Mortgage, Series C
4.125%	03/01/48	50	38,291
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	22,474
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	28,727
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	9,451
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,155,116
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44	15	13,132
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	2,050	2,080,106
8.000%(ff)	10/15/26(oo)	2,325	2,378,399
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	2,050	2,250,626
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	600	599,255
5.625%	02/15/27	550	550,206
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	2,000	1,983,129
			49,329,328
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	395	406,727
6.625%	03/15/32	225	234,093
7.250%	06/15/28	450	456,166
			1,096,986
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.0%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
2.650%	08/09/31		25	$22,415
Engineering & Construction — 0.3%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33		90	92,046
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,800	3,062,486
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	340,363
MasTec, Inc.,
Sr. Unsec’d. Notes
5.900%	06/15/29		380	397,502
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	196,980
4.250%	10/31/26		605	602,992
5.500%	10/31/46		415	359,394
5.500%	07/31/47		3,780	3,279,150
				8,330,913
Entertainment — 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		675	645,305
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		400	411,495
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		425	414,617
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		800	799,761
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32		915	967,614
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		340	345,572
7.125%	02/15/31(a)		360	388,283
				3,972,647
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		300	313,875
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,954
3.950%	05/15/28		20	19,994

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Environmental Control (cont’d.)
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	$34,379
				378,202
Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28(a)		375	381,542
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		1,600	1,546,931
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		950	921,002
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	1,572	1,868,677
8.125%	05/14/30	GBP	1,543	1,979,204
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	775	923,423
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	8,955
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33		1,998	2,083,882
Mars, Inc.,
Gtd. Notes, 144A
4.125%	04/01/54		415	329,921
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35(a)		3,045	3,111,503
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	26,023
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		125	120,552
6.375%	03/01/33		565	571,086
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.625%	09/13/31		1,858	1,633,055
5.200%	04/01/29		3,726	3,771,727
				19,277,483
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26		40	39,232
Gas — 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	47,800
2.625%	09/15/29		15	14,185
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		10	8,854
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		120	$104,247
3.600%	05/01/30		36	34,871
4.800%	02/15/44		300	272,911
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	18,790
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	34,885
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	901,800
				1,438,343
Healthcare-Products — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	40,400
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,254,496
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	594,239
3.650%	03/07/28		30	29,732
				1,918,867
Healthcare-Services — 1.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	14,515
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,098,909
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,315
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	15,829
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,426
Cigna Group (The),
Gtd. Notes
3.875%	10/15/47		20	15,512
4.500%	02/25/26		2,407	2,405,765
Sr. Unsec’d. Notes
2.375%	03/15/31		990	890,839
2.400%	03/15/30		122	112,622
3.200%	03/15/40		1,745	1,363,897
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	19,831

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	35	$35,000
2.782%	10/01/30	5	4,626
3.910%	10/01/50	5	3,764
4.187%	10/01/49	30	23,774
5.205%	12/01/31	4,015	4,151,168
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	1,000	957,861
6.875%	09/01/32(a)	620	641,041
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	20,205
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	385	345,083
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	500	574,610
Gtd. Notes, MTN
7.750%	07/15/36	500	585,867
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	2,060	2,103,469
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,632
Laboratory Corp. of America Holdings,
Gtd. Notes
2.950%	12/01/29	25	23,702
4.350%	04/01/30	6,155	6,157,433
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,375	1,315,709
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,433
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,959
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,582
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	46,786
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	47,101
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,485
3.361%	08/15/50	4	2,844
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	400	$390,584
4.375%	01/15/30	1,900	1,848,447
4.625%	06/15/28	435	431,174
5.125%	11/01/27	100	99,893
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	22,539
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	12,893
3.050%	05/15/41	895	680,687
3.250%	05/15/51	5	3,408
3.500%	08/15/39	25	20,834
3.950%	10/15/42	220	184,344
4.450%	12/15/48	10	8,495
4.500%	04/15/33	840	830,713
5.200%	04/15/63	5,805	5,314,777
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	22,568
			33,912,950
Holding Companies-Diversified — 0.2%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	4,315	4,614,891
Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,875	1,897,664
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	45	44,883
			1,942,547
Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	195	196,693
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	240	237,861
6.625%	05/15/32	115	113,487
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	355	376,457
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	950	876,856
			1,604,661
Insurance — 0.5%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	1,955	1,978,077

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	$14,121
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	6,210	6,593,251
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	788,051
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	461,355
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	319,450
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,532
2.375%	12/15/31	15	13,343
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	25	18,895
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	137,158
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	14,359
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,510,850
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	6,886
4.270%	05/15/47	910	755,595
6.850%	12/16/39	196	224,335
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,742
			12,852,000
Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	17,514
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	98,165
1.200%	06/03/27	20	19,197
2.100%	05/12/31	30	26,988
2.500%	06/03/50	25	15,419
3.150%	08/22/27	45	44,516
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	24,499
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	326	$333,929
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	18,088
			598,315
Iron/Steel — 0.1%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	1,285	1,343,159
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	515	525,191
7.375%	05/01/33(a)	250	255,162
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.000%	04/01/31	350	354,557
9.250%	10/01/28	475	497,610
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	20	18,887
3.250%	10/15/50	5	3,445
3.450%	04/15/30	5	4,815
			3,002,826
Leisure Time — 0.3%
Carnival Corp.,
Gtd. Notes, 144A
5.125%	05/01/29	610	610,000
5.750%	03/15/30	550	561,000
5.750%	08/01/32	1,120	1,139,298
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	850	835,016
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27	1,525	1,535,251
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	50	50,561
6.750%	02/01/32	465	478,369
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	475	483,536
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26(a)	550	552,526
5.500%	04/01/28	25	25,469
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	700	700,028
Sr. Unsec’d. Notes, 144A
5.875%	10/15/33	360	360,450

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	625	$622,656
			7,954,160
Lodging — 0.3%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	30	29,744
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.750%	10/01/25	5	5,000
5.500%	04/15/37	4,295	4,387,486
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	1,600	1,587,714
5.500%	04/15/27	700	704,423
6.500%	04/15/32	510	519,753
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	400	408,406
			7,642,526
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,961
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	9,392
			19,353
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	650	677,313
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,588
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,400	1,485,152
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	30,425
			2,202,478
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	450	409,581
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,723
4.750%	03/01/30	8	7,677
5.125%	05/01/27	400	397,499
5.375%	06/01/29	925	918,978
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.500%	05/01/26	1,375	$1,374,998
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	40	37,207
2.300%	02/01/32	94	80,342
2.800%	04/01/31	72	64,924
3.500%	06/01/41	45	32,870
3.500%	03/01/42	50	36,015
3.700%	04/01/51	620	408,906
5.050%	03/30/29	85	86,101
5.375%	05/01/47	20	17,272
6.484%	10/23/45	1,140	1,126,078
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	29,408
2.650%	02/01/30	10	9,378
2.937%	11/01/56	26	15,417
3.150%	02/15/28	80	78,544
3.250%	11/01/39	35	27,898
3.900%	03/01/38	25	21,981
3.999%	11/01/49	85	65,516
4.000%	03/01/48	40	31,265
4.150%	10/15/28	50	50,211
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	34,986
5.450%	09/01/34	1,290	1,284,474
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	65	64,138
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,000	645,743
4.125%	12/01/30	200	131,015
5.375%	02/01/28	400	352,000
5.500%	04/15/27	850	807,173
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	350,938
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	375	320,675
7.375%	07/01/28	400	368,520
7.750%	07/01/26	3,250	3,226,414
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	2,525	2,672,555
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	10	8,740
Sirius XM Radio LLC,
Gtd. Notes, 144A
3.125%	09/01/26	15	14,809
4.000%	07/15/28	15	14,502
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26(a)	750	759,302

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		2,035	$1,863,471
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	29,498
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	1,096,874
4.250%	01/15/30	GBP	1,300	1,612,347
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	84,083
				21,075,046
Mining — 0.3%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		505	561,009
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		464	476,140
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26		120	121,045
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33		310	318,841
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	02/15/34		865	891,166
Sec’d. Notes, 144A
9.375%	03/01/29		1,250	1,322,250
Fortescue Treasury Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		25	23,868
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		450	455,850
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		180	181,458
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27		25	25,097
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		220	230,450
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34		1,200	1,251,870
Novelis Corp.,
Gtd. Notes, 144A
6.375%	08/15/33		925	934,586
6.875%	01/30/30		325	336,666
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	$45,022
			7,175,318
Miscellaneous Manufacturing — 0.0%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	50,247
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	57,626
			107,873
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	240	245,765
6.000%	04/26/27	1,000	1,029,053
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,529,750
			2,804,568
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	19,617
3.276%	12/01/28	25	24,150
4.250%	04/01/28	3,390	3,370,440
			3,414,207
Oil & Gas — 2.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	3,775	3,449,144
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	4,120,376
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	1,250	1,259,276
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	179	215,571
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	195	199,101
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,912
2.772%	11/10/50	145	91,274
2.939%	06/04/51(a)	1,905	1,231,676
3.060%	06/17/41	7	5,325
3.379%	02/08/61	5	3,333
4.234%	11/06/28	50	50,227

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	$9,361
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	1,845	1,886,346
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	240,523
5.250%	06/15/37	12	11,726
5.400%	06/15/47	1,325	1,223,359
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	19,866
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,517
3.850%	01/15/28	10	10,001
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	150	155,571
8.625%	11/01/30	225	232,897
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	10	9,746
Coterra Energy Operating Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29(a)	10	9,601
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	1,600	1,590,573
9.250%	02/15/28	155	161,205
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.250%	10/15/27	15	15,005
5.600%	07/15/41	870	838,390
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	21,047
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	19,792
5.750%	04/18/54	960	923,216
6.250%	03/15/33	3,327	3,583,296
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	497	509,276
8.625%	01/19/29	2,520	2,735,964
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	15	15,090
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	9,922
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	525	516,108
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.375%	02/01/29		700	$701,356
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.482%	03/19/30		10	9,775
4.114%	03/01/46		25	21,216
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	45,140
5.600%	02/15/41		15	15,569
7.300%	08/15/31		5	5,760
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		1,108	1,163,088
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	200,724
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	50,449
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
9.955%(c)	09/30/29^		73	71,877
10.058%(c)	09/30/29^		243	239,595
10.058%(c)	09/30/29^		292	287,513
10.058%(c)	09/30/29^		243	239,594
Parkland Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		385	395,299
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	686,266
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	1,174,932
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		1,412	1,403,528
5.950%	01/28/31		20	19,390
6.490%	01/23/27		1,550	1,565,500
6.500%	03/13/27		2,223	2,249,120
6.500%	01/23/29		600	610,200
6.625%	06/15/38		116	105,024
6.700%	02/16/32		2,100	2,081,625
6.840%	01/23/30		970	986,985
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,600	1,855,581
4.875%	02/21/28	EUR	1,395	1,672,095
Gtd. Notes, MTN
8.750%	06/02/29		1,002	1,081,408
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	21,747
2.150%	12/15/30		53	47,318

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Phillips 66 Co.,
Gtd. Notes
4.680%	02/15/45	1,900	$1,630,371
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	25	24,777
1.900%	08/15/30	795	714,334
2.150%	01/15/31	5	4,497
Shell Finance US, Inc.,
Gtd. Notes
3.250%	04/06/50	10	7,087
4.000%	05/10/46	20	16,463
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
7.000%	09/15/28	1,250	1,288,192
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	4	2,716
Transocean International Ltd.,
Gtd. Notes, 144A
8.000%	02/01/27	111	110,723
8.250%	05/15/29	295	290,973
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	845	813,670
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28	2,000	2,120,323
			51,423,413
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	514,206
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,654
3.800%	11/15/25	8	7,990
			527,850
Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	50,744
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	2,375	2,430,941
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	89,224
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	10	10,000
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,445	1,484,428
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	500	$513,560
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	29,505
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	101,398
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A
1.400%	04/01/26	6,233	6,124,355
			10,834,155
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	296,620
3.200%	11/21/29	49	47,264
4.050%	11/21/39	2,175	1,946,170
4.250%	11/14/28	50	50,415
4.550%	03/15/35	2,040	2,008,305
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	7,219
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	44,256
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	368,725
5.000%	02/15/29	250	187,500
5.250%	01/30/30	325	228,312
5.250%	02/15/31	225	147,375
6.250%	02/15/29	875	697,209
7.000%	01/15/28	225	200,250
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	225	201,656
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	17,648
3.794%	05/20/50	27	20,685
4.685%	12/15/44	9	8,045
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	7,018
CVS Health Corp.,
Jr. Sub. Notes
7.000%(ff)	03/10/55	1,420	1,494,200
Sr. Unsec’d. Notes
1.750%	08/21/30	160	140,449
2.125%	09/15/31	40	34,673
3.000%	08/15/26	12	11,875
3.250%	08/15/29	50	47,924
3.750%	04/01/30	110	106,566

A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	$7,038
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	22,145
2.350%	06/24/40	10	7,180
2.750%	12/10/51	15	9,446
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	728,571
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	600	524,980
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	19,808
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	87	86,322
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	398,398
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	19	18,914
5.250%	06/15/46	185	153,885
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,811
4.000%	06/22/50	1,292	881,346
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	29,927
			11,212,130
Pipelines — 2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	900	896,654
6.625%	02/01/32	590	607,883
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,690,186
4.450%	07/15/27	60	60,136
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	4,660	4,973,185
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	16,393
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,721
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	10,026
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	$926,554
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	1,373,279
Sr. Unsec’d. Notes
3.750%	05/15/30	60	58,254
4.200%	04/15/27	120	119,863
4.950%	06/15/28	20	20,343
5.000%	05/15/50	293	250,869
5.150%	03/15/45	55	49,420
5.300%	04/15/47	120	108,462
5.400%	10/01/47	60	55,002
5.500%	06/01/27	50	50,866
6.100%	02/15/42	5	5,100
6.125%	12/15/45	90	90,781
6.250%	04/15/49	3,633	3,666,766
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	20,354
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	30	28,938
3.700%	01/31/51	145	107,868
4.250%	02/15/48	45	37,459
4.850%	03/15/44	25	23,022
4.900%	05/15/46	2,115	1,941,849
Gtd. Notes, Series D
6.875%	03/01/33	10	11,336
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	26,443
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	5	4,402
5.400%	09/01/44	13	12,403
7.300%	08/15/33	10	11,452
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	29,221
3.250%	08/01/50	782	518,522
3.600%	02/15/51(a)	1,178	828,386
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	84,104
2.650%	08/15/30	12,565	11,536,586
4.125%	03/01/27	30	29,971
5.200%	03/01/47	115	103,394
5.500%	02/15/49	40	37,244
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	255,607
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	3,418
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	40,124

A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	$1,378,096
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	75	70,837
4.200%	03/15/45	1,000	777,554
4.350%	03/15/29	100	99,927
4.500%	03/15/50	770	628,934
6.250%	10/15/55	2,830	2,874,729
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,313
4.650%	10/15/25	10	10,000
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	425	443,700
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,604
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35	860	875,673
6.500%	03/30/34	4,934	5,372,369
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	15,262
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,392
7.000%	10/15/28	10	10,744
Gtd. Notes, 144A
2.900%	03/01/30	10	9,366
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	3,540	3,483,481
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	76,369
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	110,170
4.125%	08/15/31	80	75,542
6.250%	01/15/30	1,450	1,512,310
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	3,175	3,143,479
Sr. Sec’d. Notes, 144A
9.500%	02/01/29	200	220,518
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.500%	01/15/34	315	332,080
6.750%	01/15/36	315	334,906
7.500%	05/01/33	338	373,516
7.750%	05/01/35	551	621,986
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	5,925	$5,778,255
5.250%	02/01/50	5	4,357
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	27,243
3.750%	06/15/27	25	24,837
4.900%	01/15/45	1,200	1,083,546
5.600%	03/15/35	8,175	8,489,491
8.750%	03/15/32	10	12,137
			69,060,569
Real Estate — 0.0%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	315	319,696
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,103
2.000%	05/18/32	5	4,230
3.800%	04/15/26	25	24,914
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	50	49,295
2.700%	04/15/31	90	82,138
3.600%	01/15/28	17	16,791
4.400%	02/15/26	25	24,989
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	34,856
4.050%	07/01/30	1,145	1,123,157
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.500%	07/15/31	35	31,169
3.300%	07/01/30	30	28,400
4.000%	03/01/27	10	9,963
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	21,592
Global Net Lease, Inc.,
Gtd. Notes, 144A
4.500%	09/30/28	10	9,783
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	19,441
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30	50	48,417
4.000%	01/15/31	10	9,559
5.750%	06/01/28	50	51,371
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27	15	14,443

A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	20	$17,633
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	925	678,854
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	75	79,843
Prologis LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	21,928
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	12,406
2.100%	03/15/28	15	14,313
2.200%	06/15/28	5	4,766
2.700%	02/15/32	2,190	1,972,522
2.850%	12/15/32	530	473,022
4.875%	06/01/26	50	50,139
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	800	822,856
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	1,275	1,193,733
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	47,505
3.250%	11/30/26	20	19,823
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	10/15/28	305	305,040
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	2,650	2,397,047
4.200%	04/15/32	4,361	4,231,264
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	2,735	2,878,587
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	2,480	2,511,533
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	15	14,041
2.800%	06/01/31	35	32,199
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	1,930	1,612,226
			20,999,891
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,500	1,411,875
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50		20	$15,085
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31		25	21,814
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	175	210,643
7.375%	08/31/32	GBP	225	307,697
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30		775	821,136
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		2,025	2,118,705
9.000%	06/01/31		1,311	1,484,577
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		25	23,776
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	12/06/28		10	10,009
4.875%	02/15/44		10	9,489
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		950	907,485
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28		20	18,694
1.700%	10/15/30		10	8,800
3.650%	04/05/29		30	29,478
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28		30	29,866
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31		2,155	1,877,542
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27		2	2,007
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		350	363,590
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27		1,225	1,223,604
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30		55	48,347
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29		2	1,891
				10,946,110

A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	$79,904
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	8,957
Gtd. Notes, 144A
2.450%	02/15/31	30	27,278
Sr. Unsec’d. Notes
4.900%	07/15/32	4,660	4,765,805
5.050%	07/12/29	2,503	2,578,205
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,602,383
3.187%	11/15/36	110	93,902
3.419%	04/15/33	1,442	1,333,175
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	1,705	1,770,213
6.150%	01/25/32	1,200	1,282,019
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	5,925
3.900%	03/25/30	20	19,608
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	22,586
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	28,301
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	65	58,311
2.650%	02/15/32	35	31,085
3.400%	05/01/30	40	38,400
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	9,824
			14,755,881
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
2.043%	08/16/28	1,300	1,221,909
4.200%	05/01/30	20	19,712
5.353%	01/15/30	3,076	3,170,112
			4,411,733
Software — 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31	605	620,094
9.250%	06/01/30	400	413,098
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	61,677
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	$20,406
3.500%	07/01/29	40	38,869
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,882
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	79,038
2.650%	07/15/26	50	49,409
2.950%	04/01/30	100	94,217
3.950%	03/25/51	5	3,720
4.000%	11/15/47	25	19,337
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	9,391
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26	1,860	1,866,105
			3,285,243
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	197,678
2.250%	02/01/32	4,525	3,960,669
2.300%	06/01/27	75	72,817
2.550%	12/01/33	347	295,586
2.750%	06/01/31	110	100,811
3.500%	06/01/41	5,500	4,396,420
3.550%	09/15/55	972	669,439
3.800%	12/01/57	13	9,275
4.250%	03/01/27	10	10,019
4.500%	05/15/35	900	868,385
4.500%	03/09/48	10	8,465
6.950%	01/15/28	10	10,515
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	11,774
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	132	13
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	89	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	2,710	2,780,325
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29	3,175	3,493,339
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	1,025	1,022,763
5.875%	10/15/27	525	525,051

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30		2,550	$2,234,515
4.000%	04/15/31		1,000	863,637
4.500%	04/01/30		1,300	1,190,121
4.875%	06/15/29		100	94,785
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		860	876,792
7.000%	03/31/34		1,710	1,739,338
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A
5.750%	04/30/29	EUR	2,000	2,438,737
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		109	98,483
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		785	786,769
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon or PIK 11.750%
11.750%	03/01/28	GBP	455	47,447
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		45	44,646
2.550%	02/15/31		10	9,080
2.625%	02/15/29		10	9,493
3.300%	02/15/51		5	3,397
3.750%	04/15/27		125	124,264
3.875%	04/15/30		137	134,296
4.375%	04/15/40		435	392,669
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		75	65,583
2.355%	03/15/32		5,215	4,573,534
2.550%	03/21/31		54	49,093
2.650%	11/20/40		298	215,531
2.850%	09/03/41		10	7,276
2.875%	11/20/50		105	67,000
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37		633	643,093
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	470	600,624
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		260	269,536
				36,013,083
Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51		5	3,526
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50		25	18,335
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		10	$9,878
3.800%	03/01/28		16	15,933
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		480	455,290
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		78	80,527
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		14	13,876
3.800%	08/01/28		54	53,750
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		2,315	2,249,075
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51		9	6,932
3.950%	08/15/59		35	26,579
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		850	886,631
				3,820,332
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25		20	19,916
1.700%	06/15/26		30	29,441
5.550%	05/01/28(a)		2,475	2,547,960
6.050%	08/01/28		1,545	1,613,278
				4,210,595

Total Corporate Bonds (cost $798,592,712)				795,610,057
Floating Rate and Other Loans — 1.0%
Auto Parts & Equipment — 0.1%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.913%(c)	01/28/32		500	498,750
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.054%(c)	11/17/28		1,254	1,221,769
Term B Loan, 3 Month SOFR + 5.100%
9.203%(c)	11/17/28		885	865,333
				2,585,852
Commercial Services — 0.0%
OCS Group Investments Ltd. (United Kingdom),
Facility B-1 Loan, SONIA + 5.750%
9.900%(c)	11/27/31	GBP	625	838,199

A27

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Holding Companies-Diversified — 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.810%(c)	12/19/30		1,491	$1,483,545
Insurance — 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%
8.513%(c)	08/21/28		449	450,028
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		164	142,410
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.650%(c)	01/18/28		335	332,533
Metal Fabricate/Hardware — 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%
10.502%(c)	04/23/30		398	401,980
Initial Term Loan, 3 Month SOFR + 6.500%
10.502%(c)	04/23/30		2,650	2,676,147
				3,078,127
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%
6.528%(c)	04/23/26^		40	40,135
Retail — 0.5%
CDR Firefly Bidco PLC (United Kingdom),
Facility B-10, SONIA + 4.750%
8.789%(c)	04/29/29	GBP	1,100	1,480,545
EG America LLC (United Kingdom),
New facility B-3 (EUR), 3 Month EURIBOR + 3.875%
5.906%(c)	02/07/28	EUR	3,465	4,095,848
Peer Holding III BV (Netherlands),
Term B-6B Loan, 3 Month EURIBOR + 2.750%
4.750%(c)	07/01/31	EUR	3,425	4,027,153
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.750%
8.717%(c)	07/18/32	GBP	1,050	1,422,989
WSH Services Holding Ltd. (United Kingdom),
Term B Loan, SONIA + 4.750%
8.718%(c)	05/16/31	GBP	225	302,905
				11,329,440
Telecommunications — 0.2%
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 3 Month EURIBOR + 2.750%
4.954%(c)	07/17/29	EUR	4,250	5,002,965

Total Floating Rate and Other Loans (cost $24,137,823)				25,283,234
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.5%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	$29,422
California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	1,282,767
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	1,811,376
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	877,399
			3,971,542
Colorado — 0.0%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26	5	4,902
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	787,534
			792,436
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,538,844
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	14,938
New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,360,905
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,472,089
			3,832,994
New York — 0.0%
Empire State Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	16,902
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29	25	27,025
			43,927
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	688,144

A28

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	$815,727
Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	13,982
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	356,612
			370,594

Total Municipal Bonds (cost $10,905,027)			12,098,568
Residential Mortgage-Backed Securities — 5.4%
Angel Oak Mortgage Trust,
Series 2025-07, Class A1, 144A
5.509%(cc)	06/25/70	4,934	4,976,101
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	3,963	3,819,953
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
8.308%(c)	07/01/26	841	843,866
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
6.506%(c)	01/26/32	53	53,331
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64	452	404,909
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,228	1,219,573
Series 2025-I01, Class A1, 144A
5.655%(cc)	10/25/69	2,605	2,630,659
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.593%(cc)	09/25/47	202	187,074
Series 2025-RP01, Class A1, 144A
4.025%(cc)	01/25/64	6,800	6,417,492
Series 2025-RP01, Class A2, 144A
4.025%(cc)	01/25/64	311	236,354
Series 2025-RP01, Class B1, 144A
4.191%(cc)	01/25/64	124	74,149
Series 2025-RP01, Class B2, 144A
4.191%(cc)	01/25/64	79	42,139
Series 2025-RP01, Class B3, 144A
4.191%(cc)	01/25/64	99	44,434
Series 2025-RP01, Class B4, 144A
4.191%(cc)	01/25/64	95	35,689
Series 2025-RP01, Class M1, 144A
4.025%(cc)	01/25/64	265	188,090
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2025-RP01, Class M2, 144A
4.025%(cc)	01/25/64	166	$111,466
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64	14	12,823
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64	7,939	794
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A
5.601%(cc)	02/25/70	2,630	2,656,888
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.606%(c)	03/25/42	260	274,927
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
7.456%(c)	06/25/43	1,400	1,454,250
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
6.056%(c)	07/25/44	250	251,055
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,021	983,883
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A
5.356%(cc)	03/25/70	2,826	2,841,823
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	3,478	3,504,384
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.806%(c)	04/25/34	407	409,277
EFMT,
Series 2025-INV03, Class A1, 144A
5.444%(cc)	07/25/70	2,576	2,591,472
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,312	1,254,131
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,497,259
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.356%(c)	11/25/50	900	995,625
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.006%(c)	01/25/34	110	110,173
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.156%(c)	11/25/41	100	100,844
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.706%(c)	09/25/41	100	101,719
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.456%(c)	09/25/41	1,020	1,025,416

A29

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.706%(c)	12/25/41		900	$909,000
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.856%(c)	01/25/42		40	40,654
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.256%(c)	04/25/42		100	102,875
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)
5.706%(c)	01/25/45		3,900	3,882,955
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44		587	539,610
Series 4768, Class GA
3.500%	09/15/45		281	276,579
Series 4939, Class KT
3.000%	07/15/48		343	311,342
Series 5559, Class JF, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55		7,222	7,343,523
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55		4,524	4,599,929
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45		118	114,864
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A
5.648%(cc)	06/25/65		2,757	2,778,728
Series 2025-NQM03, Class A1, 144A
5.137%(cc)	11/25/65		2,993	2,996,501
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
7.156%(c)	01/25/34		69	69,076
JPMorgan Mortgage Trust,
Series 2025-CES01, Class A1, 144A
5.666%(cc)	05/25/55		2,126	2,142,534
Series 2025-DSC02, Class A1, 144A
5.195%(cc)	10/25/65		5,761	5,772,062
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.993%(c)	01/24/63	EUR	1,211	1,422,914
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		6,498	6,491,414
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		1,000	1,006,602
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		3,200	3,222,420
Series 2025-RTL03, Class A1, 144A
5.239%(cc)	08/25/40		3,400	3,409,051
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.026%(c)	05/26/66	EUR	1,762	$2,069,446
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.526%(c)	05/26/66	EUR	4,200	4,908,539
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.022%(c)	01/25/48		222	218,141
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		4,761	4,816,245
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		534	538,024
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70		916	923,351
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		7,253	56,490
Series 2025-INV01, Class B1, 144A
6.596%(cc)	02/25/70		281	278,725
Series 2025-INV01, Class B2, 144A
6.596%(cc)	02/25/70		221	212,124
Series 2025-INV01, Class B3, 144A
6.596%(cc)	02/25/70		139	126,238
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70		401	405,877
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70^		7,253	163,199
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.256%(c)	04/25/34		543	547,876
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65		2,229	2,251,233
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
7.856%(c)	05/25/33		3,483	3,524,517
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.690%(c)	03/29/27		2,540	2,566,148
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,610	1,543,926
Series 2025-NPL01, Class A1, 144A
6.063%(cc)	02/25/55		3,830	3,843,937
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54		618	601,134
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55		2,571	2,520,158
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55		496	474,122

A30

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55		293	$276,555
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55		286	263,229
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55		101	91,511
PRPM Trust,
Series 2025-NQM02, Class A1, 144A
5.688%(cc)	04/25/70		4,358	4,397,505
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.056%(c)	11/25/31		348	352,375
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
7.056%(c)	07/25/33		342	343,528
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.708%(c)	06/24/71	EUR	292	343,306
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.336%(cc)	02/25/34		88	85,063
Series 2004-18, Class 3A1
5.041%(cc)	12/25/34		704	659,646
Verus Securitization Trust,
Series 2025-07, Class A1, 144A
5.129%(cc)	08/25/70		3,566	3,577,570

Total Residential Mortgage-Backed Securities (cost $130,466,965)				131,764,393
Sovereign Bonds — 1.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	517,132
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		482	479,032
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	4,100	4,801,571
5.000%	09/19/32	EUR	889	1,030,162
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		2,648	2,703,608
6.000%	07/19/28		770	796,180
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,705	1,906,472
5.250%	03/22/30	EUR	2,175	2,547,175
5.875%	10/17/31	EUR	3,343	3,902,772
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	9,222
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romanian Government International Bond (Romania),
Bonds, 144A
6.625%	05/16/36		2,430	$2,465,014
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30		2,480	2,526,500
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	4,701	5,116,636
1.650%	03/03/33	EUR	582	569,596
3.125%	05/15/27	EUR	2,134	2,503,857
6.250%	05/26/28		952	990,556
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	351	343,520
3.125%	05/15/27	EUR	961	1,127,557
6.250%	05/26/28		440	457,820

Total Sovereign Bonds (cost $32,426,708)				34,794,382
U.S. Government Agency Obligations — 22.1%
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35		45	33,789
Federal Home Loan Bank
2.050%	03/19/35		153	121,881
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		364	279,923
2.000%	11/01/50		4,384	3,567,903
2.000%	01/01/51		833	677,933
2.000%	04/01/51		920	747,402
2.000%	05/01/51(k)		6,317	5,130,400
2.000%	10/01/51		2,014	1,632,824
2.000%	11/01/51		503	407,667
2.500%	11/01/46		208	181,071
2.500%	08/01/50		1,356	1,153,280
2.500%	08/01/50		3,026	2,575,419
2.500%	09/01/50		3,696	3,146,472
2.500%	12/01/50		1,018	876,402
2.500%	01/01/51		1,368	1,163,253
2.500%	03/01/51		2,550	2,157,560
2.500%	04/01/51		2,152	1,828,987
2.500%	05/01/51		5,250	4,435,579
2.500%	07/01/51		3,038	2,574,548
2.500%	07/01/51		8,194	6,950,837
2.500%	08/01/51		10,547	9,057,094
2.500%	11/01/51		1,033	888,947
2.500%	01/01/52		517	437,571
2.500%	01/01/52		1,936	1,663,666
2.500%	01/01/52		2,675	2,294,942
2.500%	04/01/52		457	391,890
3.000%	06/01/45		40	37,732
3.000%	01/01/48		170	153,006
3.000%	10/01/49		59	52,359
3.000%	07/01/51		2,079	1,835,982
3.000%	11/01/51		819	724,021
3.000%	01/01/52		4,133	3,686,505
3.000%	02/01/52		5,945	5,236,047
3.000%	03/01/52		999	893,013
3.000%	06/01/52		482	429,558

A31

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/01/52	886	$791,527
3.500%	07/01/42	192	181,904
3.500%	09/01/45	119	112,345
3.500%	02/01/47	488	455,975
3.500%	01/01/52	1,927	1,767,234
3.500%	02/01/52	740	679,417
3.500%	03/01/52	2,455	2,257,162
3.500%	04/01/52	6,586	6,019,159
3.500%	05/01/52	6,010	5,500,617
4.000%	05/01/52	1,084	1,024,431
4.500%	06/01/52	6,959	6,782,866
5.000%	06/01/33	87	87,910
5.000%	05/01/34	36	36,389
5.000%	08/01/52	1,547	1,538,941
5.000%	10/01/52	5,285	5,266,815
5.000%	11/01/52	889	887,253
5.000%	12/01/52	649	646,628
5.000%	01/01/53	2,246	2,237,816
5.500%	10/01/33	221	226,285
5.500%	06/01/34	2	1,641
5.500%	10/01/52	984	996,422
5.500%	11/01/52	3,164	3,208,356
5.500%	10/01/54	2,095	2,113,391
5.500%	01/01/55	13,894	14,014,020
5.500%	04/01/55	5,382	5,428,654
5.500%	05/01/55	2,933	2,957,944
6.000%	11/01/33	21	21,992
6.000%	05/01/34	28	28,532
6.000%	06/01/34	54	55,566
6.000%	09/01/34	30	30,705
6.000%	01/01/37	15	15,776
6.000%	09/01/38	17	17,522
6.000%	08/01/39	19	20,087
6.000%	01/01/53	762	781,524
6.000%	01/01/53	1,416	1,452,825
6.000%	03/01/53	808	828,502
6.000%	03/01/53	855	883,109
6.000%	04/01/53	807	829,293
6.000%	12/01/54	9,928	10,145,621
6.250%	07/15/32(k)	170	193,032
6.500%	07/01/32	3	3,166
6.500%	08/01/32	11	11,334
6.500%	08/01/32	11	11,454
6.500%	08/01/32	17	17,076
6.500%	09/01/32	9	8,907
6.500%	09/01/32	17	17,364
6.500%	09/01/32	44	45,193
6.750%	03/15/31	545	622,782
Federal Home Loan Mortgage Corp., MTN
2.311%(s)	11/15/38	95	51,362
Federal National Mortgage Assoc.
1.500%	11/01/50	1,121	862,235
1.500%	12/01/50	718	551,635
1.500%	02/01/51(k)	15,463	11,884,507
1.500%	03/01/51	343	264,002
1.500%	05/01/51	506	389,130
2.000%	TBA	5,000	4,029,798
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	TBA(tt)	10,000	$8,057,644
2.000%	09/01/50	2,007	1,633,583
2.000%	10/01/50	1,123	914,120
2.000%	12/01/50	330	268,755
2.000%	03/01/51	6,095	4,952,507
2.000%	04/01/51	5,951	4,818,917
2.000%	06/01/51	20,128	16,291,761
2.000%	07/01/51	2,869	2,329,319
2.000%	10/01/51	7,904	6,407,743
2.500%	TBA	3,500	2,949,009
2.500%	TBA	7,000	5,896,377
2.500%	02/01/43	74	66,176
2.500%	12/01/46	271	235,318
2.500%	01/01/50	551	469,742
2.500%	03/01/50	182	155,154
2.500%	06/01/50	2,120	1,806,716
2.500%	09/01/50	1,193	1,027,237
2.500%	10/01/50	9,151	7,750,620
2.500%	01/01/51	2,289	1,944,219
2.500%	02/01/51	1,858	1,576,513
2.500%	03/01/51	7,355	6,230,932
2.500%	04/01/51	840	720,461
2.500%	04/01/51	1,427	1,211,341
2.500%	05/01/51	1,179	999,355
2.500%	07/01/51	3,003	2,546,429
2.500%	09/01/51	3,267	2,773,046
2.500%	10/01/51	7,115	6,026,209
2.500%	11/01/51	11,447	9,689,844
2.500%	02/01/52	1,246	1,070,548
2.500%	03/01/52	556	476,918
2.500%	05/01/52	759	649,795
3.000%	03/01/43	274	251,419
3.000%	07/01/43	339	311,749
3.000%	07/01/43	462	424,446
3.000%	01/01/47	976	897,586
3.000%	12/01/47	325	294,148
3.000%	04/01/48	5,473	5,025,326
3.000%	11/01/48	712	654,143
3.000%	02/01/50	140	124,033
3.000%	07/01/50	1,125	998,963
3.000%	07/01/51	460	406,733
3.000%	11/01/51	1,312	1,162,562
3.000%	11/01/51	1,447	1,281,243
3.000%	11/01/51	12,080	10,677,180
3.000%	12/01/51	2,456	2,196,865
3.000%	12/01/51	4,147	3,671,150
3.000%	01/01/52	1,101	969,091
3.000%	02/01/52	798	706,893
3.000%	02/01/52	1,561	1,375,301
3.000%	03/01/52	1,672	1,472,542
3.000%	04/01/52	756	667,302
3.000%	04/01/52	775	692,430
3.000%	04/01/52	1,961	1,726,730
3.000%	04/01/52	12,619	11,116,750
3.500%	06/01/39	90	85,865
3.500%	04/01/42	161	151,924
3.500%	06/01/42	228	215,248

A32

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/42	122	$115,688
3.500%	07/01/42	333	314,312
3.500%	12/01/46	299	282,331
3.500%	05/01/51	3,238	2,986,507
3.500%	07/01/51	930	855,836
3.500%	02/01/52	4,918	4,526,732
3.500%	03/01/52	575	527,303
3.500%	04/01/52	3,323	3,041,615
3.500%	05/01/52	5,012	4,587,704
3.500%	06/01/52	2,063	1,896,248
4.000%	03/01/48	10,124	9,818,888
4.000%	04/01/52	842	794,447
4.000%	05/01/52	10,687	10,098,996
4.500%	08/01/40	630	631,064
4.500%	09/01/49	1,240	1,223,294
4.500%	06/01/52	6,796	6,623,542
5.000%	12/01/31	16	15,478
5.000%	03/01/34	90	90,721
5.000%	06/01/35	39	39,796
5.000%	07/01/35	22	22,001
5.000%	05/01/36	28	28,198
5.000%	07/01/52	380	378,593
5.000%	08/01/52	3,282	3,270,603
5.000%	03/01/53	6,894	6,897,484
5.000%	05/01/53	634	635,365
5.500%	TBA	11,000	11,083,313
5.500%	02/01/33	2	2,412
5.500%	02/01/33	5	5,252
5.500%	03/01/33	5	5,065
5.500%	03/01/33	11	11,785
5.500%	03/01/33	15	15,357
5.500%	04/01/33	2	1,891
5.500%	04/01/33	7	7,134
5.500%	04/01/33	10	9,696
5.500%	04/01/33	11	11,520
5.500%	07/01/33	8	8,540
5.500%	07/01/33	10	9,983
5.500%	08/01/33	10	10,383
5.500%	02/01/34	9	9,132
5.500%	04/01/34	9	9,569
5.500%	06/01/34	13	13,745
5.500%	11/01/52	10,624	10,789,207
5.500%	04/01/53	2,616	2,648,744
5.500%	12/01/54	4,004	4,039,058
5.500%	02/01/55	18,017	18,172,494
5.500%	06/01/55	1,975	1,991,579
5.500%	07/01/55	9,403	9,484,459
6.000%	10/01/33	1	1,226
6.000%	10/01/33	122	124,356
6.000%	12/01/33	6	6,482
6.000%	02/01/34	32	32,873
6.000%	03/01/34	17	17,357
6.000%	08/01/34	—(r)	139
6.000%	11/01/34	—(r)	103
6.000%	02/01/35	55	56,326
6.000%	01/01/36	43	45,002
6.000%	11/01/36	17	17,958
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	05/01/38	14	$14,624
6.000%	11/01/52	804	825,228
6.000%	12/01/52	2,558	2,631,291
6.000%	04/01/53	395	405,895
6.000%	12/01/54	3,214	3,286,041
6.500%	07/01/32	37	38,595
6.500%	08/01/32	18	18,385
6.500%	08/01/32	41	41,851
6.500%	09/01/32	17	17,176
6.500%	09/01/32	48	49,294
6.500%	10/01/32	28	29,200
6.500%	10/01/32	46	47,482
6.500%	04/01/33	45	46,829
6.500%	11/01/33	1	1,376
6.500%	10/01/37	37	39,112
6.625%	11/15/30(k)	830	938,394
7.000%	12/01/31	13	13,744
7.000%	05/01/32	15	16,126
7.000%	06/01/32	2	1,798
7.000%	01/01/36	9	9,855
7.000%	03/01/53	237	248,552
7.125%	01/15/30	785	888,874
4.520%(s)	03/17/31	315	250,788
Freddie Mac Coupon Strips
4.919%(s)	03/15/31	105	84,707
Government National Mortgage Assoc.
2.000%	10/20/50	2,207	1,824,928
2.000%	12/20/50	3,944	3,261,068
2.000%	02/20/51	5,874	4,863,303
2.000%	09/20/51	251	207,704
2.000%	10/20/51	1,234	1,019,926
2.500%	12/20/46	68	59,949
2.500%	09/20/50	2,990	2,576,023
2.500%	03/20/51	915	788,692
2.500%	05/20/51	779	670,860
2.500%	09/20/51	5,854	5,042,111
3.000%	03/15/45	295	265,583
3.000%	07/20/46	272	246,020
3.000%	09/20/46	293	265,340
3.000%	10/20/46	74	66,879
3.000%	04/20/47	345	312,298
3.000%	12/20/48	234	211,459
3.000%	04/20/49	209	189,353
3.000%	07/20/49	54	48,351
3.000%	12/20/49	230	206,688
3.000%	08/20/51	8,716	7,787,927
3.500%	01/20/43	325	308,570
3.500%	04/20/43	154	145,850
3.500%	03/20/45	191	177,991
3.500%	04/20/45	153	143,332
3.500%	04/20/47	3,117	2,870,139
3.500%	01/20/48	82	76,574
3.500%	11/20/51	3,682	3,378,911
3.500%	12/20/51	9,381	8,608,079
3.500%	01/20/52	2,565	2,359,564
3.500%	03/20/52	2,500	2,301,750
3.500%	04/20/52	1,260	1,155,799

A33

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/15/40	48	$45,718
4.000%	08/20/46	156	149,335
4.000%	11/20/46	94	90,061
4.000%	09/20/47	124	118,201
4.000%	06/20/48	186	177,841
4.000%	02/20/49	334	319,089
4.000%	04/20/52	125	118,247
4.000%	06/20/52	2,931	2,784,615
4.000%	08/20/52	4,797	4,555,577
4.500%	02/20/41	146	147,167
4.500%	03/20/41	123	123,368
4.500%	06/20/44	95	93,924
4.500%	09/20/46	106	105,187
4.500%	11/20/46	191	189,728
4.500%	01/20/47	24	23,954
4.500%	05/20/52	406	396,441
4.500%	07/20/52	1,402	1,370,190
4.500%	08/20/52	12,831	12,538,519
5.000%	07/15/33	40	40,592
5.000%	09/15/33	62	62,410
5.000%	04/15/34	26	26,920
5.000%	10/20/48	34	34,848
5.000%	07/20/52	2,818	2,818,626
5.000%	09/20/52	1,140	1,141,261
5.500%	TBA	3,500	3,523,587
5.500%	01/15/33	17	17,977
5.500%	02/15/33	11	11,197
5.500%	05/15/33	67	68,160
5.500%	06/15/33	52	52,467
5.500%	09/15/33	16	16,617
5.500%	03/15/34	83	84,204
5.500%	07/15/35	22	22,932
5.500%	03/15/36	20	19,987
5.500%	04/20/52	1,025	1,040,216
5.500%	05/20/52	1,044	1,059,193
5.500%	06/20/52	904	918,480
5.500%	09/20/52	1,215	1,235,600
5.500%	11/20/52	1,092	1,103,445
6.000%	12/15/32	35	36,728
6.000%	11/15/33	16	16,850
6.000%	01/15/34	4	4,449
6.000%	06/20/34	108	113,465
6.000%	11/15/34	134	137,116
6.000%	09/20/52	1,310	1,344,553
6.000%	02/20/53	1,058	1,083,825
6.000%	06/20/53	820	839,662
6.500%	TBA	5,000	5,134,715
6.500%	07/15/32	4	4,387
6.500%	08/15/32	1	1,068
6.500%	08/15/32	2	2,129
6.500%	08/15/32	5	5,463
6.500%	08/15/32	27	27,876
6.500%	09/15/32	23	23,170
6.500%	09/15/32	55	56,684
6.500%	09/15/32	80	82,386
6.500%	11/15/33	42	43,240
7.000%	08/15/28	4	4,164
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.500%	12/15/25	1	$661
Resolution Funding Corp. Interest Strips, Bonds
3.606%(s)	04/15/30	535	446,435
Resolution Funding Corp. Principal Strips, Bonds
3.785%(s)	01/15/30	1,415	1,196,644

Total U.S. Government Agency Obligations (cost $543,872,397)			543,207,201
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds
1.625%	11/15/50	1,340	718,994
1.875%	02/15/51	2,130	1,216,430
1.875%	11/15/51	4,815	2,724,237
2.375%	11/15/49(h)	36,190	23,676,176
2.375%	05/15/51	715	459,946
2.875%	05/15/43	815	638,247
3.000%	11/15/44(k)	19,830	15,513,877
3.000%	02/15/49	1,535	1,149,331
3.250%	05/15/42	2,190	1,839,942
4.000%	11/15/52	330	291,998
4.250%	08/15/54	690	637,064
4.500%	11/15/54	1,165	1,121,859
4.625%	11/15/44	1,990	1,971,966
4.750%	11/15/43	4,800	4,851,000
4.750%	05/15/55	840	842,625
U.S. Treasury Notes
3.625%	09/30/30	1,020	1,014,820
3.875%	09/30/32	280	279,081
U.S. Treasury Strips Coupon
2.344%(s)	08/15/44	2,710	1,068,480
2.364%(s)	05/15/45	3,420	1,298,680
2.377%(s)	08/15/45	1,250	468,116
3.722%(s)	05/15/44	16,895	6,754,407
3.922%(s)	05/15/39	1,445	770,097
4.146%(s)	05/15/43	11,475	4,844,953
4.308%(s)	11/15/45	3,260	1,205,591
4.327%(s)	08/15/43	120	49,986
4.366%(s)	11/15/41	4,975	2,296,182
4.500%(s)	05/15/46	865	312,562
4.652%(s)	05/15/49	2,720	847,928
4.655%(s)	02/15/42(k)	23,565	10,709,693
4.920%(s)	08/15/48	830	268,211

Total U.S. Treasury Obligations (cost $96,433,497)			89,842,479

Shares
Affiliated Exchange-Traded Fund — 2.0%
PGIM AAA CLO ETF(wa)	955,450	49,205,675
(cost $49,055,295)

Common Stocks — 0.2%
Chemicals — 0.0%
TPC Group, Inc.*	14,880	343,170

A34

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.0%
Ferrellgas Partners LP (Class B Stock)*(x)	5,622	$836,815
Interactive Media & Services — 0.0%
Diamond Sports Group LLC*(x)	22,907	234,797
Oil, Gas & Consumable Fuels — 0.1%
Expand Energy Corp.	12,213	1,297,509
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica)*(x)	65,188	1,086,488

Total Common Stocks (cost $808,034)		3,798,779
Preferred Stocks — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 10.942%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	45,000	1,357,650
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	25,000	581,500
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	402	402,000
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)^*(x)	4,217	51,035

Total Preferred Stocks (cost $2,170,800)		2,392,185

	Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	42,843	—
(cost $0)

Total Long-Term Investments (cost $2,492,912,445)		2,501,174,388

	Shares
Short-Term Investments — 1.2%
Affiliated Mutual Funds — 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wa)	7,544,777	7,544,777
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $22,493,979; includes $22,434,219 of cash collateral for securities on loan)(b)(wa)	22,520,143	22,506,631

Total Affiliated Mutual Funds (cost $30,038,756)		30,051,408
Value

Options Purchased*~ — 0.0%
(cost $343,403)	$140,639

Total Short-Term Investments (cost $30,382,159)	30,192,047

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.9% (cost $2,523,294,604)	2,531,366,435
Options Written*~ — (0.0)%
(premiums received $875,766)	(573,187)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.9% (cost $2,522,418,838)	2,530,793,248

Liabilities in excess of other assets(z) — (2.9)%	(70,174,659)

Net Assets — 100.0%	$2,460,618,589

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note

A35

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
UAG	UBS AG
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,578,474 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,026,348; cash collateral of $22,434,219 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $10,000,000 is 0.4% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$59,978	$234,797	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	13	13	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	9	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	14,780	51,035	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	78,452	1,086,488	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-09/09/25	2,721,875	2,780,325	0.1
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	406,020	402,000	0.0
Ferrellgas Partners LP (Class B Stock)*	10/25/19	1,543,888	836,815	0.0
Total		$4,825,015	$5,391,473	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A36

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Unfunded corporate bond commitment outstanding at September 30, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $47,919)^	486	$47,919	$—	$—
Unfunded loan commitment outstanding at September 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, —%(c), Maturity Date 04/01/30 (cost $600,000)	600	$606,000	$6,000	$—
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Government National Mortgage Assoc. (proceeds receivable $932,500)	4.000%	TBA	10/20/25	$(1,000)		$(940,099)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		42		105	$263
(cost $592)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		9,478	$122
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		18,955	242
Currency Option EUR vs HUF	Call	CITI	10/10/25	430.00		—	EUR	1,295	4
Currency Option EUR vs PLN	Call	CITI	10/13/25	5.00		—	EUR	1,310	—
Currency Option EUR vs PLN	Call	MSI	10/16/25	5.00		—	EUR	1,295	1
Currency Option EUR vs TRY	Call	JPM	10/16/25	99.00		—	EUR	1,295	239
Currency Option EUR vs TRY	Call	JPM	10/23/25	99.00		—	EUR	2,576	1,013
Currency Option EUR vs TRY	Call	JPM	10/30/25	99.00		—	EUR	4,476	2,642
Currency Option USD vs BRL	Call	MSI	10/09/25	6.50		—		1,530	5
Currency Option USD vs BRL	Call	HSBC	11/06/25	7.00		—		1,516	93
Currency Option USD vs CNH	Call	CITI	12/05/25	7.70		—		12,156	89
Currency Option USD vs JPY	Call	MSI	10/07/25	160.00		—		1,520	1
Currency Option USD vs JPY	Call	MSI	10/14/25	165.00		—		1,505	—
Currency Option USD vs KRW	Call	MSI	10/13/25	1,500.00		—		613	2
Currency Option USD vs KRW	Call	JPM	10/23/25	1,600.00		—		3,948	2
Currency Option USD vs TRY	Call	JPM	10/02/25	43.75		—		3,028	22
Currency Option USD vs TRY	Call	CITI	10/02/25	99.00		—		3,028	—
Currency Option USD vs TRY	Call	JPM	10/07/25	99.00		—		5,318	161
Currency Option USD vs TRY	Call	JPM	10/15/25	99.00		—		1,525	288
Currency Option USD vs TRY	Call	CITI	10/16/25	99.00		—		3,057	789
Currency Option USD vs TRY	Call	JPM	11/11/25	99.00		—		1,530	2,129
Currency Option USD vs TWD	Call	MSI	10/16/25	33.00		—		1,529	12
Currency Option USD vs TWD	Call	JPM	10/22/25	33.00		—		1,518	31
Currency Option USD vs ZAR	Call	MSI	10/16/25	20.00		—		1,530	14
Currency Option EUR vs USD	Put	CITI	10/10/25	1.10		—	EUR	1,305	2
Currency Option USD vs CNH	Put	CITI	12/05/25	6.90		—		12,156	5,195
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		8,249	5
A37

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		2,302	$1
Currency Option USD vs JPY	Put	CITI	10/09/25	130.00		—		2,295	—
Currency Option USD vs JPY	Put	DB	10/15/25	130.00		—		2,291	2
Currency Option USD vs KRW	Put	MSI	10/13/25	1,375.00		—		613	287
Currency Option USD vs TWD	Put	MSI	10/09/25	26.00		—		1,379	1
Currency Option USD vs TWD	Put	MSI	10/09/25	27.00		—		1,530	2
Currency Option USD vs TWD	Put	MSI	11/12/25	22.00		—		2,939	6
Currency Option USD vs TWD	Put	MSI	11/19/25	23.00		—		1,503	7
Currency Option USD vs TWD	Put	MSI	11/21/25	20.00		—		754	—
Currency Option USD vs ZAR	Put	MSI	10/20/25	16.00		—		756	8
Total OTC Traded (cost $48,522)									$13,417

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	65,460		$7,406
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.55%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	115,120		119,553
Total OTC Swaptions (cost $294,289)									$126,959
Total Options Purchased (cost $343,403)									$140,639
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		19		48	$(119)
(premiums received $91)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	10/10/25	393.00		—	EUR	1,295	$(2,403)
Currency Option EUR vs PLN	Call	CITI	10/13/25	4.27		—	EUR	1,310	(4,369)
Currency Option EUR vs PLN	Call	MSI	10/16/25	4.25		—	EUR	1,295	(9,498)
Currency Option EUR vs TRY	Call	JPM	10/16/25	52.00		—	EUR	1,295	(5,423)
Currency Option EUR vs TRY	Call	JPM	10/23/25	51.50		—	EUR	2,576	(21,030)
Currency Option EUR vs TRY	Call	JPM	10/30/25	52.00		—	EUR	4,476	(46,718)
Currency Option USD vs BRL	Call	MSI	10/09/25	5.55		—		1,530	(859)
Currency Option USD vs BRL	Call	HSBC	11/06/25	5.70		—		1,516	(3,949)
Currency Option USD vs CNH	Call	CITI	12/05/25	7.22		—		12,156	(7,819)
Currency Option USD vs JPY	Call	MSI	10/07/25	148.50		—		1,520	(4,891)
Currency Option USD vs JPY	Call	MSI	10/14/25	145.00		—		1,505	(29,322)
Currency Option USD vs KRW	Call	MSI	10/13/25	1,400.00		—		613	(4,125)
Currency Option USD vs KRW	Call	JPM	10/23/25	1,385.00		—		3,948	(60,480)
Currency Option USD vs TRY	Call	CITI	10/02/25	43.75		—		3,028	(22)
Currency Option USD vs TRY	Call	JPM	10/15/25	42.50		—		1,525	(6,958)
Currency Option USD vs TRY	Call	CITI	10/16/25	43.00		—		3,057	(12,100)
Currency Option USD vs TRY	Call	JPM	11/11/25	44.00		—		1,530	(17,125)
Currency Option USD vs TWD	Call	MSI	10/16/25	30.10		—		1,529	(20,057)
Currency Option USD vs TWD	Call	JPM	10/22/25	30.25		—		1,518	(15,165)
A38

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	MSI	10/16/25	17.60		—		1,530	$(3,359)
Currency Option EUR vs USD	Put	CITI	10/10/25	1.18		—	EUR	1,305	(6,578)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		5,271	(4,549)
Currency Option USD vs JPY	Put	CITI	10/09/25	148.00		—		2,295	(16,399)
Currency Option USD vs JPY	Put	DB	10/15/25	146.50		—		2,291	(9,437)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.75		—		1,530	(434)
Currency Option USD vs TWD	Put	MSI	10/09/25	29.80		—		1,379	(457)
Currency Option USD vs TWD	Put	MSI	11/12/25	29.25		—		2,939	(4,692)
Currency Option USD vs TWD	Put	MSI	11/19/25	29.50		—		1,503	(4,216)
Currency Option USD vs TWD	Put	MSI	11/21/25	29.50		—		754	(2,239)
Currency Option USD vs ZAR	Put	MSI	10/20/25	17.40		—		756	(9,117)
Total OTC Traded (premiums received $555,249)									$(333,790)

OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.44.V1, 06/20/30	Call	JPM	10/15/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	65,460		$(33,765)
CDX.NA.IG.44.V1, 06/20/30	Call	RBC	12/17/25	0.48%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	115,120		(117,167)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	10/15/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	65,460		(1,368)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	97,250		(27,846)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	11/19/25	0.73%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	15,475		(3,076)
CDX.NA.IG.44.V1, 06/20/30	Put	RBC	12/17/25	0.70%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	115,120		(48,519)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	19,770		(7,537)
Total OTC Swaptions (premiums received $320,426)									$(239,278)
Total Options Written (premiums received $875,766)									$(573,187)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
82	2 Year U.S. Treasury Notes	Dec. 2025	$17,088,672	$(3,103)
1,677	5 Year U.S. Treasury Notes	Dec. 2025	183,120,535	118,761
1,265	10 Year U.S. Treasury Notes	Dec. 2025	142,312,500	218,837
827	10 Year U.S. Ultra Treasury Notes	Dec. 2025	95,169,614	1,072,593
1,398	20 Year U.S. Treasury Bonds	Dec. 2025	162,998,062	3,846,334
335	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	40,220,937	(183,621)
				5,069,801
Short Positions:
47	5 Year Euro-Bobl	Dec. 2025	6,500,797	11,554
73	10 Year Euro-Bund	Dec. 2025	11,019,175	(1,003)
A39

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
10	Euro Schatz Index	Dec. 2025	$1,255,999	$2,104
				12,655
				$5,082,456
Bond forward contract outstanding at September 30, 2025:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

U.S. Treasury Bond
3.375%, 08/15/42	GSI	03/12/26	12,685	$86.17	$10,930,571	$10,814,616	$—	$(115,955)
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/25	GSI	BRL	42,185	$7,691,660	$7,922,251	$230,591	$—
Expiring 10/02/25	GSI	BRL	6,641	1,206,000	1,247,115	41,115	—
Expiring 10/02/25	GSI	BRL	4,292	804,000	806,029	2,029	—
Expiring 11/04/25	GSI	BRL	53,118	9,917,775	9,893,877	—	(23,898)
British Pound,
Expiring 10/22/25	BNP	GBP	1,041	1,408,829	1,400,197	—	(8,632)
Chilean Peso,
Expiring 12/17/25	CITI	CLP	1,525,633	1,573,548	1,586,750	13,202	—
Chinese Renminbi,
Expiring 12/17/25	MSI	CNH	8,104	1,143,000	1,143,052	52	—
Euro,
Expiring 10/22/25	GSI	EUR	1,617	1,890,990	1,901,065	10,075	—
Expiring 10/22/25	MSI	EUR	4,631	5,389,863	5,444,324	54,461	—
Expiring 10/22/25	MSI	EUR	1,965	2,287,747	2,310,644	22,897	—
Hungarian Forint,
Expiring 10/22/25	BARC	HUF	316,766	961,000	952,269	—	(8,731)
Expiring 10/22/25	BARC	HUF	255,425	754,000	767,865	13,865	—
Expiring 10/22/25	BARC	HUF	244,134	707,867	733,923	26,056	—
Expiring 10/22/25	DB	HUF	261,575	783,000	786,354	3,354	—
Expiring 10/22/25	GSI	HUF	366,655	1,104,000	1,102,248	—	(1,752)
Expiring 10/22/25	GSI	HUF	324,319	981,000	974,975	—	(6,025)
Expiring 10/22/25	UAG	HUF	324,806	975,000	976,439	1,439	—
Expiring 10/22/25	UAG	HUF	314,674	953,000	945,981	—	(7,019)
Expiring 10/22/25	UAG	HUF	311,926	946,000	937,719	—	(8,281)
Indian Rupee,
Expiring 12/17/25	BOA	INR	205,336	2,303,500	2,300,321	—	(3,179)
Expiring 12/17/25	BOA	INR	83,457	946,000	934,944	—	(11,056)
Expiring 12/17/25	CITI	INR	74,726	838,350	837,137	—	(1,213)
Expiring 12/17/25	HSBC	INR	170,805	1,914,000	1,913,481	—	(519)
Expiring 12/17/25	HSBC	INR	83,470	941,000	935,084	—	(5,916)
Expiring 12/17/25	SCB	INR	1,870,457	21,102,319	20,954,167	—	(148,152)
Expiring 12/17/25	SCB	INR	171,451	1,923,500	1,920,715	—	(2,785)
Indonesian Rupiah,
Expiring 12/17/25	HSBC	IDR	34,553,575	2,105,000	2,066,426	—	(38,574)
A40

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/17/25	HSBC	IDR	30,582,094	$1,830,999	$1,828,916	$—	$(2,083)
Expiring 12/17/25	HSBC	IDR	29,315,948	1,785,000	1,753,197	—	(31,803)
Expiring 12/17/25	HSBC	IDR	25,264,607	1,533,000	1,510,913	—	(22,087)
Expiring 12/17/25	HSBC	IDR	19,203,380	1,168,000	1,148,430	—	(19,570)
Expiring 12/17/25	HSBC	IDR	17,872,126	1,068,000	1,068,816	816	—
Japanese Yen,
Expiring 10/22/25	MSI	JPY	515,605	3,498,749	3,495,072	—	(3,677)
New Taiwanese Dollar,
Expiring 12/17/25	JPM	TWD	68,073	2,274,023	2,247,824	—	(26,199)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	11,752	3,336,307	3,377,844	41,537	—
Expiring 12/17/25	CITI	PEN	5,876	1,670,715	1,688,922	18,207	—
Expiring 12/17/25	CITI	PEN	4,978	1,413,000	1,430,925	17,925	—
Expiring 12/17/25	SCB	PEN	4,960	1,411,000	1,425,614	14,614	—
Expiring 12/17/25	SSB	PEN	5,876	1,667,254	1,688,922	21,668	—
Philippine Peso,
Expiring 12/17/25	MSI	PHP	577,054	10,037,213	9,870,078	—	(167,135)
Expiring 12/17/25	SCB	PHP	93,320	1,630,000	1,596,167	—	(33,833)
South African Rand,
Expiring 12/17/25	BARC	ZAR	21,888	1,244,742	1,260,329	15,587	—
Thai Baht,
Expiring 12/17/25	JPM	THB	37,635	1,172,000	1,168,885	—	(3,115)
				$110,291,950	$110,256,206	549,490	(585,234)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/25	GSI	BRL	53,118	$9,994,848	$9,975,394	$19,454	$—
British Pound,
Expiring 10/22/25	MSI	GBP	1,117	1,503,000	1,501,832	1,168	—
Expiring 10/22/25	TD	GBP	9,738	13,055,371	13,098,242	—	(42,871)
Chilean Peso,
Expiring 12/17/25	BOA	CLP	859,813	894,001	894,258	—	(257)
Expiring 12/17/25	HSBC	CLP	1,907,667	2,010,000	1,984,088	25,912	—
Chinese Renminbi,
Expiring 12/17/25	BOA	CNH	11,414	1,613,000	1,609,964	3,036	—
Expiring 12/17/25	TD	CNH	139,201	19,637,868	19,635,168	2,700	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	3,179,209	794,802	802,437	—	(7,635)
Expiring 12/17/25	GSI	COP	2,804,888	699,247	707,958	—	(8,711)
Expiring 12/17/25	MSI	COP	3,179,209	800,325	802,438	—	(2,113)
Czech Koruna,
Expiring 10/22/25	BARC	CZK	75,551	3,578,147	3,645,651	—	(67,504)
Euro,
Expiring 10/22/25	BARC	EUR	44,493	52,020,081	52,308,789	—	(288,708)
Expiring 10/22/25	DB	EUR	32,948	38,793,470	38,735,609	57,861	—
Expiring 10/22/25	JPM	EUR	5,136	6,099,506	6,038,327	61,179	—
Expiring 10/22/25	SSB	EUR	44,493	52,251,888	52,308,789	—	(56,901)
Expiring 10/22/25	SSB	EUR	1,704	1,974,000	2,003,550	—	(29,550)
Expiring 10/22/25	UAG	EUR	43,348	51,012,172	50,962,273	49,899	—
Hungarian Forint,
Expiring 10/22/25	UAG	HUF	612,905	1,835,000	1,842,531	—	(7,531)
A41

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/22/25	UAG	HUF	319,516	$957,000	$960,537	$—	$(3,537)
Indian Rupee,
Expiring 12/17/25	BOA	INR	134,772	1,521,000	1,509,810	11,190	—
Expiring 12/17/25	SCB	INR	142,260	1,608,000	1,593,693	14,307	—
Indonesian Rupiah,
Expiring 12/17/25	JPM	IDR	23,976,178	1,450,561	1,433,860	16,701	—
Expiring 12/17/25	SCB	IDR	22,573,599	1,367,000	1,349,981	17,019	—
Mexican Peso,
Expiring 12/17/25	DB	MXN	19,959	1,059,826	1,080,836	—	(21,010)
Peruvian Nuevo Sol,
Expiring 12/17/25	CITI	PEN	6,480	1,851,000	1,862,595	—	(11,595)
Expiring 12/17/25	CITI	PEN	4,504	1,289,000	1,294,600	—	(5,600)
Expiring 12/17/25	CITI	PEN	4,485	1,282,000	1,289,191	—	(7,191)
Expiring 12/17/25	CITI	PEN	4,368	1,246,000	1,255,639	—	(9,639)
Expiring 12/17/25	CITI	PEN	3,768	1,075,000	1,082,935	—	(7,935)
Expiring 12/17/25	CITI	PEN	3,422	980,000	983,494	—	(3,494)
Expiring 12/17/25	SCB	PEN	4,487	1,284,000	1,289,685	—	(5,685)
Expiring 12/17/25	SSB	PEN	4,554	1,295,000	1,308,986	—	(13,986)
Philippine Peso,
Expiring 12/17/25	CITI	PHP	82,702	1,418,000	1,414,555	3,445	—
Expiring 12/17/25	CITI	PHP	80,359	1,376,501	1,374,475	2,026	—
Expiring 12/17/25	MSI	PHP	39,253	673,294	671,393	1,901	—
Polish Zloty,
Expiring 10/22/25	BARC	PLN	3,668	1,005,000	1,008,880	—	(3,880)
Singapore Dollar,
Expiring 12/17/25	BOA	SGD	1,156	905,000	901,342	3,658	—
Expiring 12/17/25	JPM	SGD	2,277	1,790,000	1,775,506	14,494	—
Expiring 12/17/25	MSI	SGD	28,534	22,338,599	22,249,170	89,429	—
Expiring 12/17/25	UAG	SGD	1,278	1,001,000	996,251	4,749	—
Thai Baht,
Expiring 12/17/25	CITI	THB	31,258	987,000	970,812	16,188	—
Expiring 12/17/25	CITI	THB	30,003	951,000	931,844	19,156	—
Expiring 12/17/25	HSBC	THB	149,612	4,657,968	4,646,675	11,293	—
Expiring 12/17/25	MSI	THB	149,612	4,748,671	4,646,675	101,996	—
Expiring 12/17/25	MSI	THB	25,901	822,000	804,447	17,553	—
				$319,506,146	$319,545,165	566,314	(605,333)
						$1,115,804	$(1,190,567)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	EUR	1,295	HUF	511,901	$—	$(16,400)	CITI
A42

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	6,050	*	$8,090	$(2,447)	$10,537	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,090	0.329%	$91,273	$80,409	$10,864	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		2,120	0.222%	4,203	3,342	861	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		875	0.222%	1,735	1,581	154	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	2,625	0.257%	17,318	15,033	2,285	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		2,120	0.251%	4,067	3,388	679	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		4,705	0.305%	40,503	39,605	898	GSI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	2,305	0.147%	5,841	5,238	603	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	1,425	0.147%	3,611	3,204	407	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		1,150	0.389%	5,319	4,913	406	BARC
Hellenic Republic	06/20/27	1.000%(Q)		575	0.137%	8,495	6,896	1,599	BARC
Hellenic Republic	12/20/27	1.000%(Q)		430	0.165%	7,842	6,037	1,805	BARC
Kingdom of Norway	12/20/25	—%(Q)		5,780	0.033%	(424)	(627)	203	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		360	0.251%	1,351	1,294	57	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		360	0.261%	1,996	1,905	91	CITI
Morgan Stanley	12/20/25	1.000%(Q)		2,120	0.227%	4,180	3,342	838	GSI
Oracle Corp.	06/20/30	1.000%(Q)		1,320	0.528%	27,409	28,386	(977)	GSI
Petroleos Mexicanos	12/24/25	3.750%(M)		931	1.151%	6,325	—	6,325	GSI
Petroleos Mexicanos^	03/23/26	4.100%(M)		2,280	*	27,942	—	27,942	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		1,428	*	33,981	—	33,981	GSI
Republic of France	06/20/27	0.250%(Q)		1,170	0.145%	2,141	2,460	(319)	BARC
Republic of France	06/20/35	0.250%(Q)		860	0.701%	(31,065)	(29,521)	(1,544)	BARC
Republic of France	06/20/35	0.250%(Q)		555	0.701%	(20,047)	(19,692)	(355)	BARC
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	4,265	0.150%	1,428	1,538	(110)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	4,130	0.170%	3,111	4,563	(1,452)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,245	0.142%	7,965	6,454	1,511	GSI
						$256,500	$169,748	$86,752
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
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PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.967%	$(184,608)	$158,616	$343,224
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.967%	150,731	214,238	63,507
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.967%	(145,549)	353,866	499,415
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.967%	(9,088)	67,245	76,333
	51,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.240%	152,306	359,119	206,813
	71,865	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	—	(461,016)	(461,016)
	50,845	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 4.240%	—	28,386	28,386
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	1,772	(98,293)	(100,065)
	22,980	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.240%	—	44,746	44,746
	6,285	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	(43,984)	(194,769)	(150,785)
	6,862	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.240%	—	51,616	51,616
	2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	1,278,108	1,283,956	5,848
	20,455	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	299,149	577,222	278,073
	5,565	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	43,136	245,818	202,682
	17,515	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.240%	—	430,072	430,072
					$1,541,973	$3,060,822	$1,518,849

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	47,424	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(213,464)	$—	$(213,464)	GSI
BRL	47,424	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	194,112	—	194,112	GSI
					$(19,352)	$—	$(19,352)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

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PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 3.640%	GSI	12/16/25	(19,263)	$232,764	$—	$232,764
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	11/06/25	15,220	68,801	—	68,801
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	01/16/26	19,625	326,361	—	326,361
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	GSI	01/26/26	15,820	203,248	—	203,248
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	01/27/26	16,055	377,138	—	377,138
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	02/03/26	12,265	156,977	—	156,977
					$1,365,289	$—	$1,365,289
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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